AeroTurbine restructuring (Charges in transaction, integrated and restructuring related expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Lease termination fees	$ (46,500)	$ (63,200)
Transaction, integration and restructuring related expenses	14,605	53,389	$ 58,913	[1]
Aero Turbine Restructuring Plan 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Lease termination fees	7,645	0	0
Severance expenses and other	4,298	19,801	2,072
Leased engines impairment	2,662	15,392	22,402
Other intangible assets impairment	0	14,868	24,837
Write-down of fixed assets and consumable inventory	0	3,328	0
Transaction, integration and restructuring related expenses	$ 14,605	$ 53,389	$ 49,311

[1]	Includes $9.6 million of transaction and integration expenses related to the ILFC Transaction for the year ended December 31, 2015.